JPMorgan SmartRetirement® 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 91.8%
Alternative Assets — 3.9%
JPMorgan Realty Income Fund Class R6 Shares (a)	11,431	162,555

Fixed Income — 7.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	5,243	62,344
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	10,041	84,947
JPMorgan Corporate Bond Fund Class R6 Shares (a)	3,900	40,401
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,444	19,134
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,465	19,181
JPMorgan High Yield Fund Class R6 Shares (a)	11,811	84,921
JPMorgan Income Fund Class R6 Shares (a)	1,589	15,077

Total Fixed Income		326,005

International Equity — 33.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	17,144	371,004
JPMorgan International Equity Fund Class R6 Shares (a)	10,918	221,521
JPMorgan International Focus Fund Class R6 Shares (a)	17,702	471,568
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	16,874	331,573

Total International Equity		1,395,666

U.S. Equity — 46.3%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	11,180	373,648
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	687	50,971
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	763	23,257
JPMorgan Small Cap Value Fund Class R6 Shares (a)	850	28,074
JPMorgan U.S. Equity Fund Class R6 Shares (a)	22,071	444,079
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	13,094	444,026
JPMorgan Value Advantage Fund Class R6 Shares (a)	13,625	552,364

Total U.S. Equity		1,916,419

TOTAL INVESTMENT COMPANIES (Cost $2,845,704)		3,800,645

EXCHANGE-TRADED FUNDS — 4.7%
Alternative Assets — 1.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	656	56,372

Fixed Income — 1.0%
JPMorgan High Yield Research Enhanced ETF (a)	781	40,246

U.S. Equity — 2.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,124	96,295

TOTAL EXCHANGE-TRADED FUNDS (Cost $180,456)		192,913

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $20,666)	20,447	20,668

	Shares (000)
SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c) (Cost $52,643)	52,643	52,643

Total Investments — 98.3% (Cost $3,099,469)		4,066,869
Other Assets Less Liabilities — 1.7%		70,813

Net Assets — 100.0%		4,137,682

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	910	06/2021	EUR	41,299	931
FTSE 100 Index	223	06/2021	GBP	20,533	(112)
MSCI EAFE E-Mini Index	939	06/2021	USD	102,927	(157)
MSCI Emerging Markets E-Mini Index	107	06/2021	USD	7,081	5
Russell 2000 E-Mini Index	543	06/2021	USD	60,363	(3,053)
S&P 500 E-Mini Index	200	06/2021	USD	39,703	86
TOPIX Index	231	06/2021	JPY	40,974	852

					(1,448)

Short Contracts
Long Gilt	(575)	06/2021	GBP	(101,140)	106

					(1,342)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan SmartRetirement® 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$192,913	$—	$—	$192,913
Investment Companies	3,800,645	—	—	3,800,645
U.S. Treasury Obligations	—	20,668	—	20,668
Short-Term Investments
Investment Companies	52,643	—	—	52,643

Total Investments in Securities	$4,046,201	$20,668	$—	$4,066,869

Appreciation in Other Financial Instruments
Futures Contracts	$1,980	$—	$—	$1,980
Depreciation in Other Financial Instruments
Futures Contracts	(3,322)	—	—	(3,322)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(1,342)	$—	$—	$(1,342)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$43,775	$28,887	$21,901	$(4,192)	$9,803	$56,372	656	$810	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	88,894	6,247	118	13,530	96,295	1,124	253	—
JPMorgan Core Bond Fund Class R6 Shares (a)	58,042	8,393	1,461	(34)	(2,596)	62,344	5,243	1,058	1,056
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	148,310	21,771	83,004	3,677	(5,807)	84,947	10,041	2,149	1,440
JPMorgan Corporate Bond Fund Class R6 Shares (a)	38,232	3,488	—	—	(1,319)	40,401	3,900	744	594
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,301	11,097	—	—	(264)	19,134	2,444	333	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	346,564	20,157	108,887	13,763	99,407	371,004	17,144	5,928	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	7,820	11,731	—	—	(370)	19,181	2,465	315	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	440,645	60,591	230,925	67,445	35,892	373,648	11,180	1,810	49,787
JPMorgan High Yield Fund Class R6 Shares (a)	93,165	62,151	81,790	1,570	9,825	84,921	11,811	4,783	—
JPMorgan High Yield Research Enhanced ETF (a)	—	40,554	—	—	(308)	40,246	781	192	—
JPMorgan Income Fund Class R6 Shares (a)	—	15,077	—	—	—	15,077	1,589	—	—
JPMorgan International Advantage Fund Class R6 Shares (a)	225,330	5,593	276,332	33,964	11,445	—	—	5,593	9
JPMorgan International Equity Fund Class R6 Shares (a)	—	229,662	6,965	(62)	(1,114)	221,521	10,918	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	415,885	25,048	70,920	8,082	93,473	471,568	17,702	5,030	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	388,012	21,884	161,433	3,016	80,094	331,573	16,874	8,600	—
JPMorgan Managed Income Fund Class L Shares (a)	3,120	16	3,130	3	(9)	—	—	16	1
JPMorgan Realty Income Fund Class R6 Shares (a)	141,870	24,169	27,139	(745)	24,400	162,555	11,431	1,556	5,160
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	41,581	1,343	6,554	510	14,091	50,971	687	238	1,105
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	25,111	1,705	12,212	5,759	2,894	23,257	763	78	1,626
JPMorgan Small Cap Value Fund Class R6 Shares (a)	18,801	171	2,888	282	11,708	28,074	850	171	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	437,851	28,775	118,548	16,153	79,848	444,079	22,071	3,270	25,504
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	90,659	923,128	961,144	—	—	52,643	52,643	37	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	362,812	94,679	105,634	14,862	77,307	444,026	13,094	4,318	9,724
JPMorgan Value Advantage Fund Class R6 Shares (a)	437,179	153,457	177,365	(13,469)	152,562	552,364	13,625	7,302	5,833

Total	$3,773,065	$1,882,421	$2,464,479	$150,702	$704,492	$4,046,201		$54,584	$101,839

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.